Consolidated Statements of Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Profit or loss [abstract]
Sales revenue	¥ 14,552,696	¥ 13,170,519	¥ 14,931,009
Operating costs and expenses:
Cost of sales	(11,567,923)	(10,439,689)	(11,851,659)
Selling, general and administrative	(1,326,485)	(1,331,728)	(1,641,590)
Research and development	(787,056)	(738,894)	(804,123)
Total operating costs and expenses	(13,681,464)	(12,510,311)	(14,297,372)
Operating profit	871,232	660,208	633,637
Share of profit of investments accounted for using the equity method	202,512	272,734	164,203
Finance income and finance costs:
Interest income	25,627	19,805	49,412
Interest expense	(16,867)	(13,877)	(24,689)
Other, net	(12,314)	(24,817)	(32,645)
Total finance income and finance costs	(3,554)	(18,889)	(7,922)
Profit before income taxes	1,070,190	914,053	789,918
Income tax expense	(309,489)	(218,609)	(279,986)
Profit for the year	760,701	695,444	509,932
Profit for the year attributable to:
Owners of the parent	707,067	657,425	455,746
Non-controlling interests	¥ 53,634	¥ 38,019	¥ 54,186
Earnings per share attributable to owners of the parent
Basic and diluted	¥ 411.09	¥ 380.75	¥ 260.13